Trade and other receivables - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) shareholder	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Trade and other receivables
Decrease in trade receivables	€ 1,001
Receivables sold without recourse	1,782	€ 1,769
Decrease in receivables from divestments	92
Receivables from joint ventures in exploration and production activities	2,637	3,024
Other receivables	1,687	1,435
Trade and other current receivables	12,873	14,101
Counterparty risk mitigation	€ 2,914	3,072
Maximum
Trade and other receivables
Receivables, payment terms	180 days
Accumulated impairment
Trade and other receivables
Trade and other current receivables	€ (3,246)	(3,150)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	1,776	1,601
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,547)	(2,237)
Euro
Trade and other receivables
Trade and other current receivables	6,303
USD
Trade and other receivables
Trade and other current receivables	5,480
Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	1,052	977
Nigerian National Oil Company | Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	€ 764	681
Overdue percentage on receivables due from operations	70.00%
Percentage of recovery of overdue receivables through implementation of plan	45.00%
Nigerian National Oil Company | Nigeria | Minimum
Trade and other receivables
Reimbursement of overdue amount, period	3 years
Nigerian National Oil Company | Nigeria | Maximum
Trade and other receivables
Reimbursement of overdue amount, period	5 years
Local oil company
Trade and other receivables
Receivables from joint ventures in exploration and production activities	€ 113
PDVSA | Venezuela
Trade and other receivables
Other receivables	€ 373	€ 300
Number of shareholders who purchased the receivables | shareholder	2
Zohr project
Trade and other receivables
Proportion of ownership interest sold		10.00%	40.00%
Zohr project | BP
Trade and other receivables
Proportion of ownership interest sold	10.00%
Amount collected on sale of interests	€ 123
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(603)	€ (721)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	95	126
Utilizations	(119)	(189)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	525	372
Utilizations	(484)	(532)
Gas & Power
Trade and other receivables
Decrease in trade receivables	874
Receivables sold without recourse	1,369
Gas & Power | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(385)	(613)
Gas & Power | Trade and other receivables | Accumulated impairment | Retail customer
Trade and other receivables
Utilizations	(344)	(579)
Gas & Power | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	67	108
Refining & Marketing and Chemical
Trade and other receivables
Receivables sold without recourse	413
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(177)	(66)
Exploration & Production | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	23	16
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	€ 339	€ 291